JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2022.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.1%
Textron, Inc.	4,568	299,844
Automobiles & Parts — 0.6%
BorgWarner, Inc.	10,624	408,599
Gentex Corp.	30,859	870,841
LKQ Corp.	3,199	175,433
		1,454,873
Banks — 2.2%
Bank of Hawaii Corp.	2,561	205,162
Citizens Financial Group, Inc.	7,250	275,283
Comerica, Inc.	3,279	255,008
Discover Financial Services	6,028	608,828
Fifth Third Bancorp	12,087	412,408
First Horizon Corp.	10,782	241,086
First Republic Bank	1,046	170,195
FNB Corp.	12,675	151,593
Huntington Bancshares, Inc.	64,270	854,148
KeyCorp	15,185	277,885
M&T Bank Corp.	4,164	738,902
Popular, Inc. (Puerto Rico)	9,324	724,195
Prosperity Bancshares, Inc.	2,311	171,222
Regions Financial Corp.	19,123	405,025
Zions Bancorp NA	4,779	260,694
		5,751,634
Beverages — 0.8%
Brown-Forman Corp., Class B	12,175	903,629
Molson Coors Beverage Co., Class B	18,838	1,125,570
		2,029,199
Chemicals — 5.0%
Albemarle Corp.	3,096	756,384
Ashland Global Holdings, Inc.	10,015	1,006,207
Celanese Corp.	6,851	805,061
CF Industries Holdings, Inc.	10,868	1,037,785
Chemours Co. (The)	24,860	884,767
Eastman Chemical Co.	9,443	905,867
Element Solutions, Inc.	49,238	972,943
FMC Corp.	6,709	745,370
Huntsman Corp.	28,607	828,459
LyondellBasell Industries NV, Class A	9,850	877,832
Mosaic Co. (The)	17,136	902,382
NewMarket Corp.	865	268,842
Olin Corp.	16,298	851,896
Univar Solutions, Inc. *	23,238	628,356
Valvoline, Inc.	32,034	1,032,135
Westlake Corp.	8,106	789,038
		13,293,324

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Construction & Materials — 2.7%
A O Smith Corp.	12,246	774,804
Builders FirstSource, Inc. *	7,255	493,340
Eagle Materials, Inc.	2,077	262,637
Fortune Brands Home & Security, Inc.	9,993	696,312
Lennox International, Inc.	1,650	395,225
Louisiana-Pacific Corp.	11,644	740,908
Masco Corp.	13,351	739,378
Owens Corning	9,373	869,252
Quanta Services, Inc.	9,021	1,251,483
Trane Technologies plc	5,784	850,190
		7,073,529
Consumer Services — 0.6%
H&R Block, Inc.	11,100	443,556
IAA, Inc. *	7,930	299,199
Service Corp. International	11,483	855,024
		1,597,779
Electricity — 6.4%
Alliant Energy Corp.	14,227	866,851
Avangrid, Inc.	16,258	792,252
Brookfield Renewable Corp.	910	35,599
CMS Energy Corp.	15,113	1,038,717
Consolidated Edison, Inc.	10,961	1,088,099
DTE Energy Co.	8,095	1,054,779
Edison International	12,190	826,116
Entergy Corp.	7,611	876,254
Evergy, Inc.	15,523	1,059,600
Eversource Energy	3,387	298,801
FirstEnergy Corp.	25,314	1,040,405
Hawaiian Electric Industries, Inc.	17,948	759,200
IDACORP, Inc.	8,822	985,594
NRG Energy, Inc.	23,294	879,349
OGE Energy Corp.	25,467	1,046,184
Pinnacle West Capital Corp.	11,943	877,452
PPL Corp.	36,006	1,047,055
Public Service Enterprise Group, Inc.	15,883	1,043,037
Vistra Corp.	40,673	1,051,397
Xcel Energy, Inc.	3,871	283,280
		16,950,021
Electronic & Electrical Equipment — 2.2%
AMETEK, Inc.	7,332	905,502
Crane Holdings Co.	2,809	277,894
Hubbell, Inc.	3,895	853,083
IDEX Corp.	4,397	917,874
Keysight Technologies, Inc. *	5,838	949,259
nVent Electric plc	7,446	262,918
Pentair plc	5,152	251,881

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electronic & Electrical Equipment — continued
Regal Rexnord Corp.	4,428	594,681
Rockwell Automation, Inc.	3,036	775,030
		5,788,122
Finance & Credit Services — 0.5%
Ally Financial, Inc.	10,140	335,330
Morningstar, Inc.	2,008	512,743
OneMain Holdings, Inc.	16,079	598,138
		1,446,211
Food Producers — 5.5%
Bunge Ltd.	9,062	836,694
Campbell Soup Co.	20,198	996,771
Conagra Brands, Inc.	27,036	924,902
Corteva, Inc.	17,192	989,400
Darling Ingredients, Inc. *	13,387	927,451
Flowers Foods, Inc.	38,830	1,103,160
Hershey Co. (The)	5,079	1,157,809
Hormel Foods Corp.	17,958	886,048
Ingredion, Inc.	11,455	1,042,176
J M Smucker Co. (The)	8,208	1,086,082
Kellogg Co.	13,329	985,280
McCormick & Co., Inc. (Non-Voting)	8,696	759,596
Pilgrim's Pride Corp. *	20,983	658,237
Post Holdings, Inc. *	13,033	1,133,089
Tyson Foods, Inc., Class A	11,647	1,025,052
		14,511,747
Gas, Water & Multi-utilities — 3.4%
Ameren Corp.	11,283	1,050,673
American Water Works Co., Inc.	5,847	908,858
Atmos Energy Corp.	6,919	839,897
CenterPoint Energy, Inc.	33,495	1,061,457
Essential Utilities, Inc.	16,654	865,009
National Fuel Gas Co.	14,578	1,054,572
NiSource, Inc.	34,108	1,036,883
UGI Corp.	25,375	1,095,185
WEC Energy Group, Inc.	10,025	1,040,695
		8,953,229
General Industrials — 2.0%
AptarGroup, Inc.	1,567	168,860
Carlisle Cos., Inc.	1,024	303,206
ITT, Inc.	3,491	261,930
Packaging Corp. of America	5,513	775,183
Parker-Hannifin Corp.	2,634	761,463
PPG Industries, Inc.	6,750	872,707
RPM International, Inc.	11,030	997,112
Silgan Holdings, Inc.	9,381	417,455

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
General Industrials — continued
Sonoco Products Co.	8,013	508,745
Westrock Co.	4,694	198,838
		5,265,499
Health Care Providers — 3.3%
Acadia Healthcare Co., Inc. *	11,290	936,054
Amedisys, Inc. *	3,334	399,580
Chemed Corp.	1,675	805,826
DaVita, Inc. *	8,255	694,741
Encompass Health Corp.	10,169	514,755
Enhabit, Inc. *	5,084	89,021
IQVIA Holdings, Inc. *	4,374	1,050,941
Molina Healthcare, Inc. *	3,359	1,100,811
Premier, Inc., Class A	14,494	557,439
Tenet Healthcare Corp. *	12,419	821,144
Universal Health Services, Inc., Class B	5,732	644,678
Veeva Systems, Inc., Class A *	4,898	1,095,095
		8,710,085
Household Goods & Home Construction — 1.1%
Leggett & Platt, Inc.	9,778	387,600
Lennar Corp., Class A	10,030	852,550
NVR, Inc. *	25	109,828
Toll Brothers, Inc.	16,134	793,470
Whirlpool Corp.	4,558	787,941
		2,931,389
Industrial Engineering — 1.7%
Cummins, Inc.	4,370	967,125
Graco, Inc.	13,272	891,348
Lincoln Electric Holdings, Inc.	4,254	601,686
Nordson Corp.	703	162,386
Snap-on, Inc.	4,349	974,393
Toro Co. (The)	10,470	900,315
		4,497,253
Industrial Materials — 0.7%
Avery Dennison Corp.	5,303	1,010,009
International Paper Co.	19,071	815,667
		1,825,676
Industrial Metals & Mining — 2.6%
Alcoa Corp.	13,095	666,405
Cleveland-Cliffs, Inc. *	41,747	739,339
Fastenal Co.	17,783	913,335
Nucor Corp.	7,863	1,067,795
Reliance Steel & Aluminum Co.	5,519	1,049,990
Steel Dynamics, Inc.	12,565	978,562

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Metals & Mining — continued
Timken Co. (The)	9,391	613,984
United States Steel Corp.	34,494	815,783
		6,845,193
Industrial Support Services — 1.7%
ADT, Inc.	11,533	84,191
Booz Allen Hamilton Holding Corp.	2,784	267,208
FTI Consulting, Inc. *	1,717	280,833
MSC Industrial Direct Co., Inc., Class A	6,821	563,824
Paychex, Inc.	5,864	752,234
Robert Half International, Inc.	6,408	507,129
Synchrony Financial	21,883	732,643
Western Union Co. (The)	9,219	156,907
WW Grainger, Inc.	1,978	1,075,102
		4,420,071
Industrial Transportation — 1.3%
Allison Transmission Holdings, Inc.	6,754	282,790
Expeditors International of Washington, Inc.	5,904	627,300
Landstar System, Inc.	5,154	807,013
Old Dominion Freight Line, Inc.	3,084	936,025
PACCAR, Inc.	2,915	266,781
Ryder System, Inc.	4,655	364,579
Schneider National, Inc., Class B	6,566	166,317
		3,450,805
Investment Banking & Brokerage Services — 2.5%
Ameriprise Financial, Inc.	2,666	719,607
Broadridge Financial Solutions, Inc.	1,165	187,041
Invesco Ltd.	43,526	772,151
Jefferies Financial Group, Inc.	31,263	1,018,236
LPL Financial Holdings, Inc.	4,376	918,610
Nasdaq, Inc.	3,230	584,307
Raymond James Financial, Inc.	5,649	556,257
State Street Corp.	13,009	924,159
T. Rowe Price Group, Inc.	3,825	472,273
Virtu Financial, Inc., Class A	25,149	586,726
		6,739,367
Leisure Goods — 1.0%
Garmin Ltd.	6,500	634,530
Harley-Davidson, Inc.	1,779	67,264
Polaris, Inc.	3,748	439,565
Pool Corp.	2,012	719,692
Take-Two Interactive Software, Inc. *	5,650	749,925
		2,610,976

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Life Insurance — 0.2%
Lincoln National Corp.	3,516	180,512
Principal Financial Group, Inc.	6,282	420,517
		601,029
Media — 0.9%
Interpublic Group of Cos., Inc. (The)	31,664	945,804
Liberty Media Corp.-Liberty SiriusXM, Class A *	9,588	382,082
Nexstar Media Group, Inc., Class A	4,591	864,806
Warner Bros Discovery, Inc. *	19,329	289,935
		2,482,627
Medical Equipment & Services — 6.7%
Agilent Technologies, Inc.	6,412	859,849
Bio-Rad Laboratories, Inc., Class A *	1,544	869,673
Bio-Techne Corp.	2,375	915,040
Bruker Corp.	12,776	875,795
Cooper Cos., Inc. (The)	1,679	549,033
DENTSPLY SIRONA, Inc.	15,748	569,448
Envista Holdings Corp. *	23,363	949,706
Globus Medical, Inc., Class A *	10,116	593,708
Henry Schein, Inc. *	9,397	740,765
Hologic, Inc. *	14,203	1,013,810
ICU Medical, Inc. *	3,180	563,401
IDEXX Laboratories, Inc. *	1,799	718,125
Integra LifeSciences Holdings Corp. *	7,093	390,399
Laboratory Corp. of America Holdings	3,760	985,834
Masimo Corp. *	3,258	471,042
PerkinElmer, Inc.	6,162	943,833
QIAGEN NV *	17,702	878,728
Quest Diagnostics, Inc.	7,572	1,034,108
QuidelOrtho Corp. *	8,454	862,646
ResMed, Inc.	3,967	954,143
STERIS plc	4,438	1,001,435
Teleflex, Inc.	576	138,505
West Pharmaceutical Services, Inc.	2,576	885,010
		17,764,036
Mortgage Real Estate Investment Trusts — 0.7%
Annaly Capital Management, Inc.	32,968	226,820
New Residential Investment Corp.	71,096	775,657
Starwood Property Trust, Inc.	38,013	897,867
		1,900,344
Non-life Insurance — 3.0%
American Financial Group, Inc.	5,690	760,639
Arch Capital Group Ltd. *	2,315	102,786
Arthur J Gallagher & Co.	6,640	1,188,494
Assurant, Inc.	3,747	658,648
Assured Guaranty Ltd.	5,165	301,584
Axis Capital Holdings Ltd.	4,823	243,513

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-life Insurance — continued
Brown & Brown, Inc.	14,953	973,440
CNA Financial Corp.	128	5,430
Everest Re Group Ltd.	1,404	366,935
Fidelity National Financial, Inc.	7,864	314,246
First American Financial Corp.	4,496	260,768
Hanover Insurance Group, Inc. (The)	1,870	255,199
Hartford Financial Services Group, Inc. (The)	14,997	966,857
Old Republic International Corp.	40,230	936,152
Reinsurance Group of America, Inc.	2,587	299,523
W R Berkley Corp.	3,270	204,473
		7,838,687
Non-Renewable Energy — 4.6%
Antero Midstream Corp.	98,673	992,650
APA Corp.	17,122	636,425
Baker Hughes Co.	29,886	767,771
Chesapeake Energy Corp.	4,015	378,093
Continental Resources, Inc.	15,741	1,084,397
Coterra Energy, Inc.	31,302	957,528
Devon Energy Corp.	14,383	903,972
Diamondback Energy, Inc.	7,069	904,973
DT Midstream, Inc.	3,786	208,344
Halliburton Co.	26,563	778,296
HF Sinclair Corp.	15,741	752,735
Marathon Oil Corp.	34,166	847,317
Targa Resources Corp.	14,891	1,029,117
Texas Pacific Land Corp.	474	869,245
Williams Cos., Inc. (The)	29,048	990,246
		12,101,109
Personal Care, Drug & Grocery Stores — 3.1%
Albertsons Cos., Inc., Class A	29,867	801,929
AmerisourceBergen Corp.	6,937	1,012,316
Casey's General Stores, Inc.	4,273	865,923
Church & Dwight Co., Inc.	10,745	945,238
Clorox Co. (The)	5,635	799,268
Grocery Outlet Holding Corp. *	21,271	908,697
Kroger Co. (The)	18,540	860,998
Olaplex Holdings, Inc. *	47,555	817,946
Reynolds Consumer Products, Inc.	16,609	482,658
Spectrum Brands Holdings, Inc.	11,707	814,105
		8,309,078
Personal Goods — 0.4%
Carter's, Inc.	2,261	184,226
Tapestry, Inc.	23,308	783,848
		968,074
Pharmaceuticals, Biotechnology & Marijuana Producers — 2.6%
Cardinal Health, Inc.	15,093	898,939

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — continued
Charles River Laboratories International, Inc. *	2,761	691,741
Horizon Therapeutics plc *	10,110	838,827
Jazz Pharmaceuticals plc *	4,474	698,212
Maravai LifeSciences Holdings, Inc., Class A *	16,241	423,728
Organon & Co.	16,031	508,503
Royalty Pharma plc	19,559	850,621
Syneos Health, Inc. *	6,059	479,509
United Therapeutics Corp. *	4,655	1,075,631
Viatris, Inc.	51,162	495,760
		6,961,471
Precious Metals & Mining — 0.2%
Royal Gold, Inc.	2,388	250,191
SSR Mining, Inc. (Canada)	21,059	346,631
		596,822
Real Estate Investment & Services — 0.7%
CBRE Group, Inc., Class A *	12,296	1,052,783
Jones Lang LaSalle, Inc. *	4,856	925,894
		1,978,677
Real Estate Investment Trusts — 8.8%
Alexandria Real Estate Equities, Inc.	2,514	416,771
American Campus Communities, Inc.	1,847	120,646
American Homes 4 Rent, Class A	13,149	498,084
Brixmor Property Group, Inc.	33,417	774,606
Camden Property Trust	5,607	791,148
CubeSmart	17,872	819,789
Duke Realty Corp.	18,032	1,128,082
EPR Properties	3,036	163,367
Extra Space Storage, Inc.	5,379	1,019,428
First Industrial Realty Trust, Inc.	8,036	417,470
Gaming and Leisure Properties, Inc.	17,188	893,604
Healthcare Realty Trust, Inc.	26,743	702,004
Healthpeak Properties, Inc.	25,169	695,419
Highwoods Properties, Inc.	8,366	297,579
Iron Mountain, Inc.	19,909	965,387
Kimco Realty Corp.	45,937	1,015,667
Lamar Advertising Co., Class A	9,863	996,755
Life Storage, Inc.	7,648	962,807
Medical Properties Trust, Inc.	40,582	699,634
Mid-America Apartment Communities, Inc.	5,077	942,951
National Retail Properties, Inc.	3,819	181,822
Omega Healthcare Investors, Inc.	19,972	619,132
Rayonier, Inc.	19,493	735,861
Regency Centers Corp.	6,828	439,928
Rexford Industrial Realty, Inc.	12,590	823,512
Simon Property Group, Inc.	7,590	824,578
SL Green Realty Corp.	6,650	330,172

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Spirit Realty Capital, Inc.	10,652	472,310
Ventas, Inc.	14,848	798,525
VICI Properties, Inc.	28,190	963,816
Welltower, Inc.	12,069	1,042,037
Weyerhaeuser Co.	23,949	869,828
WP Carey, Inc.	9,572	854,780
		23,277,499
Renewable Energy — 0.8%
Enphase Energy, Inc. *	5,427	1,542,245
First Solar, Inc. *	5,225	518,163
		2,060,408
Retailers — 3.0%
AutoNation, Inc. *	8,965	1,064,504
AutoZone, Inc. *	392	837,857
Bath & Body Works, Inc.	2,797	99,405
Best Buy Co., Inc.	8,602	662,268
Dick's Sporting Goods, Inc. (a)	8,478	793,456
Gap, Inc. (The)	7,582	72,939
Kohl's Corp.	15,489	451,350
Macy's, Inc.	33,980	599,747
O'Reilly Automotive, Inc. *	1,051	739,473
Penske Automotive Group, Inc.	8,292	949,351
Tractor Supply Co.	4,500	861,660
Williams-Sonoma, Inc.	5,888	850,345
		7,982,355
Software & Computer Services — 5.7%
Akamai Technologies, Inc. *	3,671	353,224
Amdocs Ltd.	12,343	1,074,582
ANSYS, Inc. *	3,024	843,666
CACI International, Inc., Class A *	2,867	866,665
Cadence Design Systems, Inc. *	6,211	1,155,743
Citrix Systems, Inc.	6,077	616,269
Dell Technologies, Inc., Class C	12,987	585,194
Dolby Laboratories, Inc., Class A	8,516	659,138
EPAM Systems, Inc. *	1,947	679,990
Fortinet, Inc. *	16,497	984,046
Gartner, Inc. *	3,026	803,342
Hewlett Packard Enterprise Co.	51,611	734,941
InterActiveCorp. *	3,875	265,437
Leidos Holdings, Inc.	7,572	810,204
Manhattan Associates, Inc. *	7,418	1,043,490
NortonLifeLock, Inc.	27,933	685,196
Paycom Software, Inc. *	469	155,000
SS&C Technologies Holdings, Inc.	14,275	844,652

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Synopsys, Inc. *	3,314	1,217,895
Tyler Technologies, Inc. *	1,849	737,751
		15,116,425
Technology Hardware & Equipment — 4.8%
Amphenol Corp., Class A	13,947	1,075,732
CDW Corp.	5,693	1,033,450
Cirrus Logic, Inc. *	7,939	678,467
Concentrix Corp.	3,888	520,059
Corning, Inc.	21,068	774,460
Entegris, Inc.	8,427	926,127
HP, Inc.	20,791	694,212
Jabil, Inc.	14,844	880,843
Microchip Technology, Inc.	8,256	568,508
Monolithic Power Systems, Inc.	2,271	1,055,379
National Instruments Corp.	2,179	82,802
NetApp, Inc.	10,152	724,142
ON Semiconductor Corp. *	14,096	941,331
Qorvo, Inc. *	6,232	648,564
Skyworks Solutions, Inc.	5,840	635,859
TD SYNNEX Corp.	6,320	634,655
Teradyne, Inc.	7,810	787,951
		12,662,541
Telecommunications Equipment — 2.4%
Arista Networks, Inc. *	9,185	1,071,247
Ciena Corp. *	16,443	848,459
Juniper Networks, Inc.	31,758	890,177
Lumentum Holdings, Inc. *	11,761	1,063,900
Motorola Solutions, Inc.	4,877	1,163,603
Ubiquiti, Inc. (a)	3,653	1,101,854
Viasat, Inc. *	6,678	219,906
		6,359,146
Telecommunications Service Providers — 1.7%
Altice USA, Inc., Class A *	72,821	765,349
Cable One, Inc.	626	861,802
DISH Network Corp., Class A *	35,930	624,104
Frontier Communications Parent, Inc. *	18,805	487,237
Liberty Broadband Corp., Class C *	6,427	700,093
Lumen Technologies, Inc.	88,711	966,063
		4,404,648
Travel & Leisure — 0.6%
Boyd Gaming Corp.	12,301	682,829
Choice Hotels International, Inc.	2,331	281,748
Copa Holdings SA, Class A (Panama) *	5,543	372,600
Travel + Leisure Co.	4,592	197,961
Wendy's Co. (The)	1,261	26,519
		1,561,657

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Waste & Disposal Services — 1.0%
Clean Harbors, Inc. *	10,830	1,056,900
Republic Services, Inc.	8,028	1,113,162
Stericycle, Inc. *	9,986	468,044
		2,638,106
Total Common Stocks (Cost $233,016,611)		264,010,565
Short-Term Investments — 0.8%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c)(Cost $345,348)	345,348	345,348
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.06% (b) (c)	448,428	448,204
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c)	1,343,661	1,343,661
Total Investment of Cash Collateral from Securities Loaned (Cost $1,791,865)		1,791,865
Total Short-Term Investments (Cost $2,137,213)		2,137,213
Total Investments — 100.6% (Cost $235,153,824)		266,147,778
Liabilities in Excess of Other Assets — (0.6)%		(1,667,886)
NET ASSETS — 100.0%		264,479,892

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $1,777,030.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2022.
Futures contracts outstanding as of July 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	1	09/16/2022	USD	251,470	10,248

Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$266,147,778	$—	$—	$266,147,778
Appreciation in Other Financial Instruments
Futures Contracts (a)	$10,248	$—	$—	$10,248

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (a) (b)	$200,580	$19,000,000	$18,750,000	$(2,396)	$20	$448,204	448,428	$9,090	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	356,647	11,657,655	11,668,954	—	—	345,348	345,348	1,976	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	3,674,212	35,739,666	38,070,217	—	—	1,343,661	1,343,661	3,694	—
Total	$4,231,439	$66,397,321	$68,489,171	$(2,396)	$20	$2,137,213		$14,760	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.